Nuveen Santa Barbara Dividend Growth Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.7%
	COMMON STOCKS – 97.7%
	Aerospace & Defense – 3.0%
244,594	Lockheed Martin Corp	$92,133,668
	Banks – 5.8%
885,843	JPMorgan Chase & Co	110,659,508
485,939	PNC Financial Services Group Inc	71,287,251
	Total Banks	181,946,759
	Beverages – 2.5%
564,815	PepsiCo Inc	77,475,673
	Capital Markets – 2.7%
411,948	CME Group Inc	84,758,301
	Chemicals – 2.4%
378,856	Linde PLC	75,146,088
	Communications Equipment – 3.0%
1,986,435	Cisco Systems Inc	94,375,527
	Consumer Finance – 2.1%
545,220	American Express Co	63,943,402
	Containers & Packaging – 2.5%
719,579	Packaging Corp of America	78,765,117
	Diversified Telecommunication Services – 3.1%
2,499,835	AT&T Inc.	96,218,649
	Electric Utilities – 2.8%
366,086	NextEra Energy Inc	87,252,937
	Entertainment – 2.2%
533,803	Walt Disney Co	69,351,686
	Equity Real Estate Investment Trust – 3.9%
1,013,124	CyrusOne Inc	72,215,478
593,025	Realty Income Corp	48,503,515
	Total Equity Real Estate Investment Trust	120,718,993
	Food Products – 2.1%
1,233,102	Mondelez International Inc., Class A	64,676,200

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Health Care Equipment & Supplies – 5.0%
298,500	Becton Dickinson and Co	$76,416,000
741,823	Medtronic PLC	80,784,525
	Total Health Care Equipment & Supplies	157,200,525
	Health Care Providers & Services – 5.1%
745,834	CVS Health Corp	49,515,919
433,919	UnitedHealth Group Inc.	109,651,332
	Total Health Care Providers & Services	159,167,251
	Household Products – 1.6%
738,239	Colgate-Palmolive Co	50,643,195
	Industrial Conglomerates – 2.0%
362,632	Honeywell International Inc	62,637,425
	Insurance – 4.0%
412,117	Chubb Ltd	62,814,873
588,967	Marsh & McLennan Cos Inc.	61,028,761
	Total Insurance	123,843,634
	IT Services – 5.9%
462,636	Accenture PLC, Class A	85,781,967
751,478	Fidelity National Information Services Inc.	99,014,741
	Total IT Services	184,796,708
	Machinery – 2.4%
584,912	Ingersoll-Rand PLC	74,219,484
	Media – 2.8%
1,980,074	Comcast Corp., Class A	88,746,917
	Multi-Utilities – 2.6%
846,419	WEC Energy Group Inc	79,901,954
	Oil, Gas & Consumable Fuels – 5.1%
597,080	Chevron Corp	69,344,871
767,444	Phillips 66	89,652,808
	Total Oil, Gas & Consumable Fuels	158,997,679
	Pharmaceuticals – 5.2%
341,168	Allergan PLC	60,083,096
780,851	Johnson & Johnson	103,103,566
	Total Pharmaceuticals	163,186,662
	Road & Rail – 2.4%
445,734	Union Pacific Corp	73,751,148

Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment – 2.4%
641,250	Texas Instruments Inc	$75,661,087
	Software – 4.8%
1,042,737	Microsoft Corp	149,497,204
	Specialty Retail – 3.0%
842,397	Lowe's Cos Inc	94,019,929
	Technology Hardware, Storage & Peripherals – 2.8%
357,233	Apple Inc	88,865,281
	Tobacco – 2.5%
943,448	Philip Morris International Inc.	76,834,405
	Total Long-Term Investments (cost $1,837,685,179)	3,048,733,488

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.3%
	REPURCHASE AGREEMENTS – 2.3%
$70,466	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/19, repurchase price $70,467,101, collateralized by $73,035,000 U.S. Treasury Notes, 1.250%, due 8/31/24, value $71,877,249	0.650%	11/01/19	$70,465,829
	Total Short-Term Investments (cost $70,465,829)			70,465,829
	Total Investments (cost $1,908,151,008) – 100.0%			3,119,199,317
	Other Assets Less Liabilities – 0.0%			383,447
	Net Assets – 100%			$3,119,582,764
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Nuveen Santa Barbara Dividend Growth Fund (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$3,048,733,488	$ —	$ —	$3,048,733,488
Short-Term Investments:
Repurchase Agreements	—	70,465,829	—	70,465,829
Total	$3,048,733,488	$70,465,829	$ —	$3,119,199,317

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

Nuveen Santa Barbara Global Dividend Growth Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.3%
	COMMON STOCKS – 95.3%
	Aerospace & Defense – 4.4%
1,359	Lockheed Martin Corp	$511,908
3,272	Safran SA, (2)	518,252
	Total Aerospace & Defense	1,030,160
	Automobiles – 1.1%
4,412	Daimler AG	257,894
	Banks – 9.6%
116,700	BOC Hong Kong Holdings Ltd, (2)	400,937
5,660	JPMorgan Chase & Co	707,047
446,751	Lloyds Banking Group PLC, (2)	328,633
2,415	PNC Financial Services Group Inc	354,280
8,096	Toronto-Dominion Bank	462,304
	Total Banks	2,253,201
	Beverages – 3.2%
2,823	Heineken NV, (2)	288,283
3,470	PepsiCo Inc	475,980
	Total Beverages	764,263
	Capital Markets – 1.7%
4,464	Macquarie Group Ltd, (2)	412,194
	Communications Equipment – 2.0%
9,822	Cisco Systems Inc	466,643
	Consumer Finance – 1.8%
3,555	American Express Co	416,930
	Containers & Packaging – 4.3%
49,838	Amcor PLC, (2)	477,218
4,851	Packaging Corp of America	530,990
	Total Containers & Packaging	1,008,208
	Diversified Financial Services – 1.2%
18,100	ORIX Corp, (2)	284,440
	Diversified Telecommunication Services – 2.8%
9,833	AT&T Inc.	378,472

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services (continued)
187,487	HKT Trust & HKT Ltd, (2)	$291,666
	Total Diversified Telecommunication Services	670,138
	Electric Utilities – 4.3%
2,587	NextEra Energy Inc	616,586
23,418	SSE PLC, (2)	389,583
	Total Electric Utilities	1,006,169
	Electronic Equipment, Instruments & Components – 1.0%
11,400	Alps Alpine Co Ltd, (2)	244,400
	Entertainment – 1.3%
2,407	Walt Disney Co	312,717
	Equity Real Estate Investment Trust – 1.5%
4,919	CyrusOne Inc	350,626
	Food Products – 2.2%
6,194	Danone SA, (2)	513,119
	Health Care Equipment & Supplies – 2.0%
1,869	Becton Dickinson and Co	478,464
	Health Care Providers & Services – 2.6%
2,450	UnitedHealth Group Inc.	619,115
	Hotels, Restaurants & Leisure – 1.9%
16,560	Compass Group PLC, (2)	440,895
	Household Products – 1.4%
4,218	Reckitt Benckiser Group PLC, (2)	326,396
	Industrial Conglomerates – 2.3%
3,196	Honeywell International Inc	552,045
	IT Services – 3.6%
1,907	Accenture PLC, Class A	353,596
3,840	Fidelity National Information Services Inc.	505,958
	Total IT Services	859,554
	Media – 2.7%
14,271	Comcast Corp., Class A	639,626
	Oil, Gas & Consumable Fuels – 7.3%
3,574	Chevron Corp	415,084
10,379	Enbridge Inc	378,013
4,124	Phillips 66	481,766

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
8,211	TOTAL SA, (2)	$434,101
	Total Oil, Gas & Consumable Fuels	1,708,964
	Personal Products – 2.2%
8,639	Unilever PLC, (2)	517,294
	Pharmaceuticals – 6.3%
2,638	Allergan PLC	464,578
4,022	Johnson & Johnson	531,065
5,291	Sanofi, (2)	487,762
	Total Pharmaceuticals	1,483,405
	Professional Services – 1.1%
8,476	Experian PLC, (2)	267,175
	Road & Rail – 1.8%
2,607	Union Pacific Corp	431,354
	Semiconductors & Semiconductor Equipment – 2.1%
4,123	Texas Instruments Inc	486,473
	Software – 5.6%
4,734	Microsoft Corp	678,714
4,825	SAP SE, (2)	639,319
	Total Software	1,318,033
	Specialty Retail – 1.7%
3,578	Lowe's Cos Inc	399,341
	Technology Hardware, Storage & Peripherals – 1.7%
1,600	Apple Inc	398,016
	Tobacco – 2.1%
6,007	Philip Morris International Inc.	489,210
	Trading Companies & Distributors – 1.6%
17,825	ITOCHU Corp, (2)	372,683
	Wireless Telecommunication Services – 2.9%
13,300	KDDI Corp, (2)	368,026
154,313	Vodafone Group PLC, (2)	314,910
	Total Wireless Telecommunication Services	682,936
	Total Long-Term Investments (cost $17,327,899)	22,462,081

Nuveen Santa Barbara Global Dividend Growth Fund (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 6.0%
	REPURCHASE AGREEMENTS – 6.0%
$1,406	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/19, repurchase price $1,406,391, collateralized by $1,330,000 U.S. Treasury Notes, 2.750%, due 2/15/28, value $1,439,750	0.650%	11/01/19	$1,406,366
	Total Short-Term Investments (cost $1,406,366)			1,406,366
	Total Investments (cost $18,734,265) – 101.3%			23,868,447
	Other Assets Less Liabilities – (1.3)%			(295,272)
	Net Assets – 100%			$23,573,175
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$14,144,795	$8,317,286	$ —	$22,462,081
Short-Term Investments:
Repurchase Agreements	—	1,406,366	—	1,406,366
Total	$14,144,795	$9,723,652	$ —	$23,868,447

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

Nuveen Santa Barbara International Dividend Growth Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.2%
	COMMON STOCKS – 96.2%
	Aerospace & Defense – 5.1%
1,622	Safran SA, (2)	$256,908
	Automobiles – 3.1%
2,679	Daimler AG	156,595
	Banks – 8.3%
36,500	BOC Hong Kong Holdings Ltd, (2)	125,400
164,685	Lloyds Banking Group PLC, (2)	121,144
2,978	Toronto-Dominion Bank	170,052
	Total Banks	416,596
	Beverages – 2.2%
1,086	Heineken NV, (2)	110,902
	Biotechnology – 3.2%
7,314	Grifols SA, Class B, (2)	159,628
	Capital Markets – 2.9%
1,608	Macquarie Group Ltd, (2)	148,479
	Chemicals – 7.9%
1,498	Koninklijke DSM NV, (2)	177,794
1,121	Linde PLC, (2)	221,281
	Total Chemicals	399,075
	Containers & Packaging – 3.2%
17,016	Amcor PLC, (2)	162,935
	Diversified Financial Services – 2.6%
8,200	ORIX Corp, (2)	128,862
	Diversified Telecommunication Services – 3.5%
115,000	HKT Trust & HKT Ltd, (2)	178,901
	Electric Utilities – 5.4%
7,503	Red Electrica Corp SA, (2)	150,792
7,174	SSE PLC, (2)	119,347
	Total Electric Utilities	270,139
	Electronic Equipment, Instruments & Components – 4.9%
5,700	Alps Alpine Co Ltd, (2)	122,200

Nuveen Santa Barbara International Dividend Growth Fund (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Electronic Equipment, Instruments & Components (continued)
2,422	Hexagon AB, B Shares, (2)	$124,001
	Total Electronic Equipment, Instruments & Components	246,201
	Food Products – 3.5%
2,117	Danone SA, (2)	175,375
	Hotels, Restaurants & Leisure – 5.8%
2,561	Carnival PLC, (2)	102,483
7,150	Compass Group PLC, (2)	190,362
	Total Hotels, Restaurants & Leisure	292,845
	Household Products – 2.3%
1,495	Reckitt Benckiser Group PLC, (2)	115,686
	Oil, Gas & Consumable Fuels – 6.0%
4,220	Enbridge Inc	153,696
2,807	TOTAL SA, (2)	148,401
	Total Oil, Gas & Consumable Fuels	302,097
	Personal Products – 2.6%
2,186	Unilever PLC, (2)	130,895
	Pharmaceuticals – 3.8%
2,070	Sanofi, (2)	190,827
	Professional Services – 3.0%
4,822	Experian PLC, (2)	151,996
	Real Estate Management & Development – 3.4%
65,900	CapitaLand Ltd, (2)	174,188
	Software – 3.9%
1,470	SAP SE, (2)	194,777
	Trading Companies & Distributors – 4.3%
10,300	ITOCHU Corp, (2)	215,351
	Wireless Telecommunication Services – 5.3%
5,300	KDDI Corp, (2)	146,657
58,705	Vodafone Group PLC, (2)	119,800
	Total Wireless Telecommunication Services	266,457
	Total Long-Term Investments (cost $3,718,334)	4,845,715

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.6%
	REPURCHASE AGREEMENTS – 2.6%
$131	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/19, repurchase price $131,023, collateralized by $120,000 U.S. Treasury Bonds, 1.000%, due 2/15/48, value $137,503	0.650%	11/01/19	$131,021
	Total Short-Term Investments (cost $131,021)			131,021
	Total Investments (cost $3,849,355) – 98.8%			4,976,736
	Other Assets Less Liabilities – 1.2%			59,833
	Net Assets – 100%			$5,036,569
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$480,343	$4,365,372	$ —	$4,845,715
Short-Term Investments:
Repurchase Agreements	—	131,021	—	131,021
Total	$480,343	$4,496,393	$ —	$4,976,736

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

Nuveen Emerging Markets Equity Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 94.4%
	COMMON STOCKS – 91.4%
	Aerospace & Defense – 1.5%
16,915	Aselsan Elektronik Sanayi Ve Ticaret AS, (2)	$54,307
28,500	Embraer SA	124,574
	Total Aerospace & Defense	178,881
	Air Freight & Logistics – 1.3%
6,797	ZTO Express Cayman Inc, ADR, (3)	149,534
	Banks – 12.2%
6,292	Bancolombia SA	76,509
233,000	Bank of China Ltd, (2)	95,014
87,490	Bank of the Philippine Islands, (2)	167,148
458,246	Bank Rakyat Indonesia Persero Tbk PT, (2)	137,307
646	Credicorp Ltd	138,270
3,088	HDFC Bank Ltd, ADR	188,646
14,106	ICICI Bank Ltd, Sponsored ADR	183,801
4,300	Itau Unibanco Holding SA, (3)	33,420
17,000	Kasikornbank PCL, (2)	78,225
141,614	Postal Savings Bank of China Co Ltd,144A, (2)	90,797
10,917	Sberbank of Russia PJSC, Sponsored ADR, (2)	160,507
26,220	Security Bank Corp, (2)	102,876
	Total Banks	1,452,520
	Beverages – 1.0%
4,067	Coca-Cola HBC AG, (2)	123,835
	Biotechnology – 0.3%
131	Medy-Tox Inc, (2)	37,072
	Chemicals – 0.5%
3,345	Sasol Ltd, (2)	60,640
	Commercial Services & Supplies – 0.8%
28,331	Country Garden Services Holdings Co Ltd, (2)	95,996
	Construction & Engineering – 2.3%
155,241	China Railway Group Ltd, (2)	93,566
8,234	Larsen & Toubro Ltd, GDR,Reg S	173,737
	Total Construction & Engineering	267,303

Shares	Description (1)	Value
	Consumer Finance – 1.1%
62,436	Muangthai Capital PCL, (2)	$128,269
	Diversified Financial Services – 0.8%
20,600	Chailease Holding Co Ltd, (2)	92,824
	Diversified Telecommunication Services – 2.1%
330,289	China Tower Corp Ltd,144A, (2)	72,694
88,603	China Unicom Hong Kong Ltd, (2)	87,229
139,200	Telesites SAB de CV, (3)	90,381
	Total Diversified Telecommunication Services	250,304
	Electrical Equipment – 0.9%
16,000	Bizlink Holding Inc, (2)	108,774
	Electronic Equipment, Instruments & Components – 1.9%
5,515	Hollysys Automation Technologies Ltd	77,817
9,355	Sunny Optical Technology Group Co Ltd, (2)	150,371
	Total Electronic Equipment, Instruments & Components	228,188
	Energy Equipment & Services – 1.2%
141,145	Serba Dinamik Holdings Bhd, (2)	140,738
	Entertainment – 0.9%
613	CD Projekt SA, (2)	40,466
2,189	Sea Ltd, ADR, (3)	65,145
	Total Entertainment	105,611
	Food & Staples Retailing – 0.7%
2,237	Dino Polska SA,144A, (2), (3)	87,176
	Food Products – 2.0%
156,054	Ausnutria Dairy Corp Ltd, (2)	232,756
	Gas Utilities – 2.4%
21,454	China Gas Holdings Ltd, (2)	91,393
3,274	Rubis SCA, (2)	189,851
	Total Gas Utilities	281,244
	Health Care Equipment & Supplies – 0.4%
926	Dentium Co Ltd, (2)	47,347
	Health Care Providers & Services – 1.2%
5,066	NMC Health PLC, (2)	143,604
	Health Care Technology – 0.5%
62,000	Alibaba Health Information Technology Ltd, (2), (3)	62,403

Nuveen Emerging Markets Equity Fund (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 2.8%
19,374	BK Brasil Operacao e Assessoria a Restaurantes SA, (3)	$90,336
12,175	GreenTree Hospitality Group Ltd, ADR, (3)	124,307
93,665	Minor International PCL, (2)	111,682
	Total Hotels, Restaurants & Leisure	326,325
	Household Products – 2.0%
62,936	Kimberly-Clark de Mexico SAB de CV	126,451
3,300	Unicharm Corp, (2)	111,840
	Total Household Products	238,291
	Insurance – 5.2%
18,082	AIA Group Ltd, (2)	180,065
6,774	IRB Brasil Resseguros S/A, (3)	63,830
12,311	Korean Reinsurance Co, (2)	83,877
17,780	Ping An Insurance Group Co of China Ltd, (2)	205,213
6,776	Sul America SA, (3)	81,589
	Total Insurance	614,574
	Interactive Media & Services – 8.2%
1,057	Baidu Inc, Sponsored ADR, (3)	107,655
1,221	Kakao Corp, (2)	148,171
14,114	Tencent Holdings Ltd, (2)	572,505
4,284	Yandex NV, (3)	143,043
	Total Interactive Media & Services	971,374
	Internet & Direct Marketing Retail – 8.2%
3,514	Alibaba Group Holding Ltd, Sponsored ADR, (3)	620,818
3,804	Baozun Inc, Sponsored ADR, (3)	165,550
911	Naspers Ltd, (2)	128,914
911	Prosus NV, (3)	62,822
	Total Internet & Direct Marketing Retail	978,104
	IT Services – 2.0%
4,018	GDS Holdings Ltd, ADR, (3)	167,470
10,750	Network International Holdings PLC,144A, (3)	75,335
	Total IT Services	242,805
	Life Sciences Tools & Services – 1.1%
268	Samsung Biologics Co Ltd,144A, (2), (3)	91,554
72,000	Viva Biotech Holdings,144A, (2)	42,606
	Total Life Sciences Tools & Services	134,160
	Machinery – 1.1%
4,703	Doosan Bobcat Inc, (2)	126,805

Shares	Description (1)	Value
	Multiline Retail – 1.2%
10,000	Poya International Co Ltd, (2), (3)	$137,363
	Oil, Gas & Consumable Fuels – 3.8%
6,455	Golar LNG Ltd	88,886
213,616	PetroChina Co Ltd, (2)	104,172
3,619	Reliance Industries Ltd, Sponsored GDR,144A	148,560
24,280	Ultrapar Participacoes SA	114,241
	Total Oil, Gas & Consumable Fuels	455,859
	Personal Products – 1.0%
10,340	TCI Co Ltd, (2), (3)	114,185
	Pharmaceuticals – 4.1%
100,441	China Medical System Holdings Ltd, (2)	136,210
73,883	CSPC Pharmaceutical Group Ltd, (2)	189,223
4,136	Dr Reddy's Laboratories Ltd, ADR	161,925
	Total Pharmaceuticals	487,358
	Real Estate Management & Development – 1.8%
114,279	Ayala Land Inc, (2)	109,208
68,831	Logan Property Holdings Co Ltd, (2)	104,828
	Total Real Estate Management & Development	214,036
	Road & Rail – 0.4%
4,568	Localiza Rent a Car SA	49,182
	Semiconductors & Semiconductor Equipment – 5.8%
458	Broadcom Inc.	134,125
6,484	Infineon Technologies AG, (2)	125,587
1,193	Koh Young Technology Inc, (2)	96,477
327	NVIDIA Corp	65,734
5,205	Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR	268,734
	Total Semiconductors & Semiconductor Equipment	690,657
	Software – 0.9%
1,170	Douzone Bizon Co Ltd, (2)	73,813
297	Globant SA, (3)	27,698
	Total Software	101,511
	Specialty Retail – 2.9%
301,500	Ace Hardware Indonesia Tbk PT, (2)	36,287
140,655	Com7 PCL, (2)	134,035
25,300	Grupo SBF SA, (3)	170,265
	Total Specialty Retail	340,587

Nuveen Emerging Markets Equity Fund (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Technology Hardware, Storage & Peripherals – 1.0%
2,869	Samsung Electronics Co Ltd, (2)	$123,998
	Textiles, Apparel & Luxury Goods – 0.8%
10,241	ANTA Sports Products Ltd, (2)	100,179
	Transportation Infrastructure – 1.1%
15,500	Airports of Thailand PCL, (2), (3)	40,160
40,109	International Container Terminal Services Inc, (2)	93,766
	Total Transportation Infrastructure	133,926
	Total Common Stocks (cost $9,893,646)	10,856,298

Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 3.0%
4,600	iShares MSCI India ETF	$159,390
5,461	iShares MSCI India Small-Cap ETF	195,176
	Total Exchange-Traded Funds (cost $368,753)	354,566

Shares	Description (1)	Value
	WARRANTS – 0.0%
4,683	Minor International PCL	$472
	Total Warrants (cost $ —)	472
	Total Long-Term Investments (cost $10,262,399)	11,211,336

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.5%
	REPURCHASE AGREEMENTS – 5.5%
$651	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/19, repurchase price $651,244, collateralized by $610,000 U.S. Treasury Notes, 2.875%, due 8/15/28, value $668,155	0.650%	11/01/19	$651,232
	Total Short-Term Investments (cost $651,232)			651,232
	Total Investments (cost $10,913,631) – 99.9%			11,862,568
	Other Assets Less Liabilities – 0.1%			17,105
	Net Assets – 100%			$11,879,673

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$4,360,390	$6,495,908	$ —	$10,856,298
Exchange-Traded Funds	354,566	—	—	354,566
Warrants	472	—	—	472
Short-Term Investments:
Repurchase Agreements	—	651,232	—	651,232
Total	$4,715,428	$7,147,140	$ —	$11,862,568

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International Inc.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

Nuveen International Growth Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.8%
	COMMON STOCKS – 93.3%
	Aerospace & Defense – 3.9%
7,394	Airbus SE, (2)	$1,060,730
457,407	BAE Systems PLC, (2)	3,416,698
106,412	Saab AB, (2)	3,286,212
60,422	Thales SA, (2)	5,906,832
	Total Aerospace & Defense	13,670,472
	Banks – 2.1%
1,136,860	Bank of the Philippine Islands, (2)	2,171,949
176,794	HDFC Bank Ltd, (2)	3,062,311
562,950	Security Bank Corp, (2)	2,208,778
	Total Banks	7,443,038
	Beverages – 0.6%
177,672	Treasury Wine Estates Ltd, (2)	2,153,943
	Biotechnology – 1.0%
19,500	CRISPR Therapeutics AG, (3)	982,215
6,259	Genmab A/S, (2), (3)	1,367,558
97,235	Orchard Therapeutics plc, (3)	1,172,654
	Total Biotechnology	3,522,427
	Capital Markets – 5.4%
130,396	Brookfield Asset Management Inc, Class A	7,204,379
591,602	Burford Capital Ltd, (2)	6,735,486
65,800	Hong Kong Exchanges & Clearing Ltd, (2)	2,049,935
29,000	London Stock Exchange Group PLC, (2)	2,613,446
	Total Capital Markets	18,603,246
	Commercial Services & Supplies – 0.7%
129,488	Elis SA, (2)	2,475,618
	Construction & Engineering – 1.2%
39,007	Eiffage SA, (2)	4,189,590
	Diversified Financial Services – 0.3%
331,623	M&G PLC, (3)	918,416
	Electronic Equipment, Instruments & Components – 1.6%
8,700	Keyence Corp, (2)	5,500,979

Shares	Description (1)	Value
	Entertainment – 2.4%
900	Nintendo Co Ltd, (2)	$330,109
15,034	Spotify Technology SA, (3)	2,169,406
96,403	Ubisoft Entertainment SA, (2), (3)	5,697,343
	Total Entertainment	8,196,858
	Food & Staples Retailing – 0.7%
65,911	Dino Polska SA,144A, (2), (3)	2,568,550
	Food Products – 1.1%
2,560,320	Ausnutria Dairy Corp Ltd, (2)	3,818,738
	Gas Utilities – 2.3%
138,439	Rubis SCA, (2)	8,027,748
	Health Care Equipment & Supplies – 1.1%
26,938	LivaNova PLC, (3)	1,905,325
22,831	Medacta Group SA,144A, (2), (3)	1,870,229
	Total Health Care Equipment & Supplies	3,775,554
	Health Care Providers & Services – 1.6%
75,318	Fresenius Medical Care AG & Co KGaA, (2)	5,436,423
	Household Durables – 0.8%
42,900	Sony Corp, (2)	2,611,286
	Household Products – 0.8%
82,500	Unicharm Corp, (2)	2,795,997
	Industrial Conglomerates – 0.6%
18,035	Siemens AG, (2)	2,081,239
	Insurance – 6.2%
339,000	AIA Group Ltd, (2)	3,375,836
772,250	Beazley PLC, (2)	5,869,348
567,644	Ping An Insurance Group Co of China Ltd, (2)	6,551,622
331,623	Prudential PLC, (2)	5,792,405
	Total Insurance	21,589,211
	Interactive Media & Services – 2.1%
175,202	Tencent Holdings Ltd, (2)	7,106,704
	Internet & Direct Marketing Retail – 4.2%
43,150	Alibaba Group Holding Ltd, Sponsored ADR, (3)	7,623,311
150,116	Baozun Inc, Sponsored ADR, (3)	6,533,048
15,800	ZOZO Inc, (2)	368,028
	Total Internet & Direct Marketing Retail	14,524,387

Nuveen International Growth Fund (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	IT Services – 7.9%
163,475	GDS Holdings Ltd, ADR, (3)	$6,813,638
88,434	InterXion Holding NV, (3)	7,801,647
237,702	Keywords Studios PLC, (2)	3,425,294
1,465,431	NEXTDC Ltd, (2), (3)	6,476,126
153,085	Softwareone Holding AG, (3)	2,793,239
	Total IT Services	27,309,944
	Life Sciences Tools & Services – 3.4%
307,035	Clinigen Group Plc, (2)	3,304,526
9,766	Eurofins Scientific SE, (2)	4,951,305
23,114	ICON PLC, (3)	3,395,447
	Total Life Sciences Tools & Services	11,651,278
	Machinery – 1.8%
180,974	Kornit Digital Ltd, (3)	6,151,306
	Oil, Gas & Consumable Fuels – 5.0%
149,900	Enerplus Corp	904,795
288,868	Golar LNG Ltd	3,977,712
185,420	Parkland Fuel Corp	6,159,081
60,842	Royal Dutch Shell PLC, (2)	1,763,693
35,728	TOTAL SA, (2)	1,888,875
553,000	Ultrapar Participacoes SA	2,601,947
	Total Oil, Gas & Consumable Fuels	17,296,103
	Personal Products – 1.6%
516,200	Kitanotatsujin Corp, (2)	2,938,328
31,900	Shiseido Co Ltd, (2)	2,630,087
	Total Personal Products	5,568,415
	Pharmaceuticals – 6.1%
41,333	AstraZeneca PLC, (2)	4,030,679
2,405,000	China Animal Healthcare Ltd, (4)	—
2,637,231	China Medical System Holdings Ltd, (2)	3,576,411
78,960	Dr Reddy's Laboratories Ltd, ADR	3,091,284
64,467	GlaxoSmithKline PLC, Sponsored ADR	2,952,589
60,516	Novo Nordisk A/S, (2)	3,327,696
118,600	Takeda Pharmaceutical Co Ltd, (2)	4,285,380
	Total Pharmaceuticals	21,264,039
	Professional Services – 3.9%
158,800	en-japan Inc, (2)	6,721,331
209,200	Recruit Holdings Co Ltd, (2)	6,952,561
	Total Professional Services	13,673,892

Shares	Description (1)	Value
	Real Estate Management & Development – 2.5%
1,035,068	Aroundtown SA, (2)	$8,749,000
217	Vonovia SE, (2)	11,556
	Total Real Estate Management & Development	8,760,556
	Road & Rail – 0.6%
22,900	Canadian National Railway Co	2,048,151
	Semiconductors & Semiconductor Equipment – 5.8%
25,590	Broadcom Inc.	7,494,032
135,579	Infineon Technologies AG, (2)	2,625,998
448,629	Tower Semiconductor Ltd, (3)	9,838,434
	Total Semiconductors & Semiconductor Equipment	19,958,464
	Software – 4.7%
3,400	CyberArk Software Ltd, (3)	345,372
219,111	Open Text Corp	8,821,409
39,871	SAP SE, (2)	5,282,965
99,045	Tufin Software Technologies Ltd, (3)	1,690,698
	Total Software	16,140,444
	Technology Hardware, Storage & Peripherals – 1.7%
147,663	Logitech International SA, (2)	6,061,135
	Textiles, Apparel & Luxury Goods – 4.7%
12,494	adidas AG	3,857,781
369,000	ANTA Sports Products Ltd, (2)	3,609,600
131,137	Canada Goose Holdings Inc, (3)	5,485,461
2,519	EssilorLuxottica SA, (2)	384,637
41,239	Puma SE	3,102,285
	Total Textiles, Apparel & Luxury Goods	16,439,764
	Tobacco – 1.5%
144,561	British American Tobacco PLC, (2)	5,056,146
	Trading Companies & Distributors – 1.4%
157,716	Ashtead Group PLC, (2)	4,801,792
	Total Common Stocks (cost $279,266,856)	323,191,853

Shares	Description (1), (5)	Value
	EXCHANGE-TRADED FUNDS – 2.5%
183,641	iShares MSCI ACWI ex US ETF	$8,717,438
	Total Exchange-Traded Funds (cost $8,591,975)	8,717,438
	Total Long-Term Investments (cost $287,858,831)	331,909,291

Nuveen International Growth Fund (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.4%
	REPURCHASE AGREEMENTS – 3.4%
$11,706	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/19 repurchase price $11,706,534, collateralized by $11,035,000, U.S. Treasury Notes, 2.750%, due 2/15/28, value $11,945,597	0.650%	11/01/19	$11,706,323
	Total Short-Term Investments (cost $11,706,323)			11,706,323
	Total Investments (cost $299,565,154) – 99.2%			343,615,614
	Other Assets Less Liabilities – 0.8%			2,940,096
	Net Assets – 100%			$346,555,710
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$117,835,062	$205,356,791	$ —*	$323,191,853
Exchange-Traded Funds	8,717,438	—	—	8,717,438
Short-Term Investments:
Repurchase Agreements	—	11,706,323	—	11,706,323
Total	$126,552,500	$217,063,114	$ —	$343,615,614

*	Value equals zero as of the end of the reporting period.
*	Refer to the Fund's Portfolio of Investments for industry classifications.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International Inc.

Nuveen Winslow International Small Cap Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 97.7%
	COMMON STOCKS – 97.7%
	Aerospace & Defense – 1.3%
23,650	CAE Inc	$593,091
	Banks – 2.9%
22,800	Fukuoka Financial Group Inc, (2)	439,523
193,677	Israel Discount Bank Ltd, (2)	885,070
	Total Banks	1,324,593
	Beverages – 3.4%
62,569	Britvic PLC, (2)	799,619
9,002	Royal Unibrew A/S, (2)	738,517
	Total Beverages	1,538,136
	Biotechnology – 1.1%
33,698	Abcam PLC	508,094
	Building Products – 1.3%
288,895	GWA Group Ltd, (2)	579,472
	Capital Markets – 1.4%
7,568	Euronext NV,144A, (2)	610,526
	Chemicals – 1.8%
51,400	Kemira OYJ, (2)	834,977
	Commercial Services & Supplies – 1.1%
18,550	Intrum AB, (2)	500,091
	Construction Materials – 1.1%
18,100	Taiheiyo Cement Corp, (2)	512,030
	Distributors – 3.4%
14,800	D'ieteren SA/NV, (2)	934,745
12,150	Paltac Corporation, (2)	585,940
	Total Distributors	1,520,685
	Diversified Financial Services – 3.0%
114,500	Mitsubishi UFJ Lease & Finance Co Ltd, (2)	702,914
15,600	Zenkoku Hosho Co Ltd, (2)	651,284
	Total Diversified Financial Services	1,354,198

Shares	Description (1)	Value
	Diversified Telecommunication Services – 1.2%
165,919	Chorus Ltd, (2)	$564,147
	Electronic Equipment, Instruments & Components – 4.2%
34,900	Anritsu Corp, (2)	665,552
26,151	Halma PLC, (2)	634,565
18,745	Spectris PLC, (2)	581,126
	Total Electronic Equipment, Instruments & Components	1,881,243
	Energy Equipment & Services – 1.2%
124,000	Saipem SpA, (2), (3)	562,841
	Equity Real Estate Investment Trust – 8.6%
35,400	alstria office REIT-AG	663,291
20,600	Canadian Apartment Properties REIT	857,721
771	Japan Hotel REIT Investment Corp	640,417
531,300	Mapletree Logistics Trust, (2)	655,786
66,100	Safestore Holdings PLC	599,787
230,600	Viva Energy REIT, (2)	459,548
	Total Equity Real Estate Investment Trust	3,876,550
	Food Products – 2.8%
19,800	Fuji Oil Holdings Inc, (2)	595,495
168,300	Vitasoy International Holdings Ltd, (2)	684,359
	Total Food Products	1,279,854
	Health Care Equipment & Supplies – 4.2%
5,981	DiaSorin SpA, (2)	674,363
62,959	Fisher & Paykel Healthcare Corp Ltd, (2)	772,205
15,350	Nihon Kohden Corp, (2)	459,236
	Total Health Care Equipment & Supplies	1,905,804
	Hotels, Restaurants & Leisure – 1.1%
62,895	SSP Group Plc, (2)	518,641
	Household Durables – 3.7%
52,800	Haseko Corp, (2)	681,351
13,716	Kaufman & Broad SA, (2)	523,256
31,700	Sumitomo Forestry Co Ltd, (2)	460,111
	Total Household Durables	1,664,718
	Independent Power & Renewable Electricity Producers – 1.3%
24,900	Capital Power Corp	596,836
	Industrial Conglomerates – 1.6%
6,099	Rheinmetall AG, (2)	735,580

Nuveen Winslow International Small Cap Fund (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Insurance – 3.6%
76,580	Beazley PLC, (2)	$582,032
13,524	Topdanmark A/S	605,661
46,570	Uniqa Insurance Group AG, (2)	447,852
	Total Insurance	1,635,545
	Interactive Media & Services – 1.6%
91,070	Rightmove PLC, (2)	706,902
	IT Services – 4.0%
34,000	DTS Corp, (2)	720,066
32,500	Nihon Unisys Ltd, (2)	1,072,807
	Total IT Services	1,792,873
	Machinery – 5.6%
8,300	Daifuku Co Ltd, (2)	440,412
3,730	Kardex AG, (2)	542,040
15,300	Metawater Co Ltd, (2)	599,567
5,152	Spirax-Sarco Engineering PLC, (2)	528,718
44,500	Tadano Ltd, (2)	403,359
	Total Machinery	2,514,096
	Marine – 1.3%
56,000	Seaspan Corp	607,040
	Metals & Mining – 2.3%
12,150	Kirkland Lake Gold Ltd	570,555
248,900	Nippon Light Metal Holdings Co Ltd, (2)	484,120
	Total Metals & Mining	1,054,675
	Multiline Retail – 1.8%
62,575	Tokmanni Group Corp	801,188
	Oil, Gas & Consumable Fuels – 2.8%
5,856	Gaztransport Et Technigaz SA, (2)	534,292
380,051	Saras SpA, (2)	729,855
	Total Oil, Gas & Consumable Fuels	1,264,147
	Pharmaceuticals – 2.7%
16,827	Dechra Pharmaceuticals PLC, (2)	573,996
15,087	Recordati SpA, (2)	634,017
	Total Pharmaceuticals	1,208,013
	Professional Services – 1.5%
35,750	Persol Holdings Co Ltd, (2)	686,686
	Real Estate Management & Development – 4.0%
34,426	Castellum AB, (2)	703,518

Shares	Description (1)	Value
	Real Estate Management & Development (continued)
56,138	Savills PLC, (2)	$666,916
19,074	TAG Immobilien AG, (2)	463,531
	Total Real Estate Management & Development	1,833,965
	Road & Rail – 1.2%
10,700	Sankyu Inc, (2)	544,001
	Software – 1.8%
37,551	Altium Ltd, (2)	831,273
	Specialty Retail – 2.9%
83,475	Bilia AB, (2)	837,700
16,615	WH Smith PLC, (2)	470,827
	Total Specialty Retail	1,308,527
	Thrifts & Mortgage Finance – 0.8%
78,400	OneSavings Bank PLC, (2)	365,717
	Trading Companies & Distributors – 6.7%
76,400	BOC Aviation Ltd,144A, (2)	717,770
81,700	Howden Joinery Group PLC, (2)	611,466
18,300	Nishio Rent All Co Ltd, (2)	491,632
29,800	Russel Metals Inc	489,163
14,000	Toromont Industries Ltd	722,906
	Total Trading Companies & Distributors	3,032,937
	Transportation Infrastructure – 1.4%
692,000	Yuexiu Transport Infrastructure Ltd, (2)	638,828
	Total Long-Term Investments (cost $41,053,770)	44,288,520

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.1%
	REPURCHASE AGREEMENTS – 2.1%
$951	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/19,repurchase price $951,213, collateralized by $865,000 U.S. Treasury Notes,3.125%, due 11/15/28, value $974,295	0.650%	11/01/19	$951,196
	Total Short-Term Investments (cost $951,196)			951,196
	Total Investments (cost $42,004,966) – 99.8%			45,239,716
	Other Assets Less Liabilities – 0.2%			84,138
	Net Assets – 100%			$45,323,854

Nuveen Winslow International Small Cap Fund (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$8,255,750	$36,032,770	$ —	$44,288,520
Short-Term Investments:
Repurchase Agreements	—	951,196	—	951,196
Total	$8,255,750	$36,983,966	$ —	$45,239,716

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT	Real Estate Investment Trust

Nuveen Winslow Large-Cap Growth Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.6%
	COMMON STOCKS – 99.6%
	Aerospace & Defense – 3.1%
45,100	Boeing Co	$15,329,941
19,750	Northrop Grumman Corp	6,961,480
	Total Aerospace & Defense	22,291,421
	Automobiles – 1.9%
82,950	Ferrari NV	13,281,954
	Biotechnology – 1.2%
99,050	Exact Sciences Corp, (2)	8,617,350
	Capital Markets – 1.8%
58,150	Moody's Corp	12,833,123
	Chemicals – 2.4%
37,250	Linde PLC	7,388,538
16,610	Sherwin-Williams Co	9,506,235
	Total Chemicals	16,894,773
	Entertainment – 0.9%
52,600	Walt Disney Co	6,833,792
	Equity Real Estate Investment Trust – 1.5%
18,710	Equinix Inc	10,604,454
	Food & Staples Retailing – 0.9%
22,800	Costco Wholesale Corp	6,774,108
	Health Care Equipment & Supplies – 4.6%
136,050	Abbott Laboratories	11,375,140
18,030	Intuitive Surgical Inc, (2)	9,969,689
54,050	Stryker Corp	11,689,393
	Total Health Care Equipment & Supplies	33,034,222
	Health Care Providers & Services – 2.0%
57,050	UnitedHealth Group Inc.	14,416,535
	Health Care Technology – 1.0%
50,850	Veeva Systems Inc, Class A, (2)	7,212,056
	Interactive Media & Services – 10.4%
16,160	Alphabet Inc., Class A, (2)	20,342,208

Nuveen Winslow Large-Cap Growth Fund (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Interactive Media & Services (continued)
16,390	Alphabet Inc., Class C, (2)	$20,653,203
173,400	Facebook Inc., Class A, (2)	33,232,110
	Total Interactive Media & Services	74,227,521
	Internet & Direct Marketing Retail – 8.7%
50,950	Alibaba Group Holding Ltd, Sponsored ADR, (2)	9,001,337
26,330	Amazon.com Inc, (2)	46,779,458
12,520	MercadoLibre Inc, (2)	6,529,430
	Total Internet & Direct Marketing Retail	62,310,225
	IT Services – 16.2%
68,250	Automatic Data Processing Inc	11,072,197
142,750	Fiserv Inc., (2)	15,151,485
151,150	GoDaddy Inc, Class A, (2)	9,829,285
88,050	Mastercard Inc, Class A	24,373,120
165,050	Pagseguro Digital Ltd, Class A, (2)	6,120,054
142,050	PayPal Holdings Inc, (2)	14,787,405
192,700	Visa Inc, Class A	34,466,322
	Total IT Services	115,799,868
	Leisure Products – 0.2%
52,700	Peloton Interactive Inc, Class A, (2)	1,257,949
	Life Sciences Tools & Services – 1.5%
35,550	Thermo Fisher Scientific Inc	10,735,389
	Machinery – 1.0%
107,350	Fortive Corp	7,407,150
	Pharmaceuticals – 3.7%
255,600	AstraZeneca PLC, Sponsored ADR	12,532,068
109,300	Zoetis Inc	13,981,656
	Total Pharmaceuticals	26,513,724
	Professional Services – 1.3%
16,920	CoStar Group Inc, (2)	9,297,878
	Road & Rail – 1.0%
42,700	Union Pacific Corp	7,065,142
	Semiconductors & Semiconductor Equipment – 3.4%
97,040	Microchip Technology Inc	9,149,902
48,500	NVIDIA Corp	9,749,470
48,000	Texas Instruments Inc	5,663,520
	Total Semiconductors & Semiconductor Equipment	24,562,892

Shares	Description (1)	Value
	Software – 17.9%
75,350	Adobe Inc, (2)	$20,942,026
60,050	Intuit Inc	15,462,875
385,650	Microsoft Corp	55,290,640
181,200	salesforce.com Inc, (2)	28,355,988
48,900	Workday Inc, Class A, (2)	7,929,624
	Total Software	127,981,153
	Specialty Retail – 3.6%
65,800	Five Below Inc, (2)	8,232,238
156,800	Lowe's Cos Inc	17,500,448
	Total Specialty Retail	25,732,686
	Technology Hardware, Storage & Peripherals – 5.1%
147,600	Apple Inc	36,716,976
	Textiles, Apparel & Luxury Goods – 4.3%
213,100	NIKE Inc, Class B	19,083,105
142,600	VF Corp	11,734,554
	Total Textiles, Apparel & Luxury Goods	30,817,659
	Total Long-Term Investments (cost $436,871,011)	713,220,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.1%
	REPURCHASE AGREEMENTS – 0.1%
$773	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/19,repurchase price $772,850, collateralized by $730,000 U.S. Treasury Notes,2.750%, due 2/15/28, value $790,239	0.650%	11/01/19	$772,836
	Total Short-Term Investments (cost $772,836)			772,836
	Total Investments (cost $437,643,847) – 99.7%			713,992,836
	Other Assets Less Liabilities – 0.3%			2,153,776
	Net Assets – 100%			$716,146,612

Nuveen Winslow Large-Cap Growth Fund (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$713,220,000	$ —	$ —	$713,220,000
Short-Term Investments:
Repurchase Agreements	—	772,836	—	772,836
Total	$713,220,000	$772,836	$ —	$713,992,836

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt

Nuveen Winslow International Large Cap Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.3%
	COMMON STOCKS – 98.3%
	Aerospace & Defense – 2.7%
9,825	BAE Systems PLC, (2)	$73,390
59	Dassault Aviation SA, (2)	81,960
	Total Aerospace & Defense	155,350
	Air Freight & Logistics – 1.3%
2,180	Deutsche Post AG, (2)	77,227
	Airlines – 2.1%
8,720	International Consolidated Airlines Group SA, (2), (3)	60,000
1,900	Japan Airlines Co Ltd, (2)	59,208
	Total Airlines	119,208
	Auto Components – 1.2%
560	Cie Generale des Etablissements Michelin SCA, (2)	68,184
	Automobiles – 2.3%
1,900	Toyota Motor Corp, (2)	131,824
	Banks – 8.6%
10,500	Bank Leumi Le-Israel BM, (2)	76,485
19,000	BOC Hong Kong Holdings Ltd, (2)	65,277
4,440	DBS Group Holdings Ltd, (2)	84,630
3,600	DNB ASA, (2)	65,546
108,300	Lloyds Banking Group PLC, (2)	79,666
900	Royal Bank of Canada	72,596
2,880	United Overseas Bank Ltd, (2)	56,700
	Total Banks	500,900
	Beverages – 6.0%
1,355	Coca-Cola European Partners PLC	72,506
1,910	Coca-Cola HBC AG, (2)	58,157
3,400	Kirin Holdings Co Ltd, (2)	72,129
450	Pernod Ricard SA, (2)	83,130
5,380	Treasury Wine Estates Ltd, (2)	65,222
	Total Beverages	351,144
	Building Products – 1.7%
1,860	Kingspan Group PLC	96,379

Nuveen Winslow International Large Cap Fund (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Capital Markets – 3.1%
6,365	3i Group PLC, (2)	$93,011
915	Macquarie Group Ltd, (2)	84,489
	Total Capital Markets	177,500
	Chemicals – 2.1%
720	Sika AG, (2)	123,773
	Commercial Services & Supplies – 3.0%
10,310	Brambles Ltd, (2)	85,233
985	Secom Co Ltd, (2)	91,274
	Total Commercial Services & Supplies	176,507
	Construction & Engineering – 1.8%
1,000	Eiffage SA, (2)	107,406
	Electric Utilities – 1.4%
10,500	Enel SpA, (2)	81,379
	Equity Real Estate Investment Trust – 1.0%
6,000	Goodman Group, (2)	59,576
	Food & Staples Retailing – 1.0%
2,255	Koninklijke Ahold Delhaize NV, (2)	56,195
	Food Products – 2.3%
1,255	Nestle SA, (2)	134,262
	Gas Utilities – 1.5%
16,500	Snam SpA, (2)	84,709
	Health Care Equipment & Supplies – 3.9%
4,900	Smith & Nephew PLC, (2)	105,185
135	Straumann Holding AG, (2)	120,620
	Total Health Care Equipment & Supplies	225,805
	Health Care Providers & Services – 1.4%
4,130	Sonic Healthcare Ltd, (2)	81,340
	Hotels, Restaurants & Leisure – 2.2%
3,190	Aristocrat Leisure Ltd, (2)	69,558
982	InterContinental Hotels Group PLC, (2)	59,425
	Total Hotels, Restaurants & Leisure	128,983
	Insurance – 8.7%
369	Allianz SE, (2)	90,118
2,810	AXA SA, (2)	74,384
3,000	Manulife Financial Corp	55,873

Shares	Description (1)	Value
	Insurance (continued)
5,500	Poste Italiane SpA,144A, (2)	$66,805
1,400	Sompo Holdings Inc, (2)	55,029
152	Swiss Life Holding AG, (2)	76,124
216	Zurich Insurance Group AG, (2)	84,607
	Total Insurance	502,940
	IT Services – 1.1%
800	CGI Inc, (3)	62,185
	Leisure Products – 2.3%
2,200	Bandai Namco Holdings Inc, (2)	135,276
	Life Sciences Tools & Services – 1.2%
186	Lonza Group AG, (2)	67,040
	Machinery – 0.9%
1,350	Mitsubishi Heavy Industries Ltd, (2)	54,634
	Metals & Mining – 1.7%
4,130	BHP Group Ltd, (2)	101,236
	Multi-Utilities – 3.6%
4,230	Engie SA, (2)	70,830
1,825	RWE AG, (2)	55,616
3,035	Veolia Environnement SA, (2)	79,893
	Total Multi-Utilities	206,339
	Oil, Gas & Consumable Fuels – 5.9%
11,830	BP PLC, (2)	75,018
3,690	Neste Oyj, (2)	133,329
3,625	Repsol SA, (2)	59,739
2,606	Royal Dutch Shell PLC, (2)	75,052
	Total Oil, Gas & Consumable Fuels	343,138
	Personal Products – 1.2%
1,155	Unilever PLC, (2)	69,160
	Pharmaceuticals – 5.3%
1,325	Novartis AG, (2)	115,772
1,070	Novo Nordisk A/S, (2)	58,838
1,370	Recordati SpA, (2)	57,573
1,300	Shionogi & Co Ltd, (2)	78,030
	Total Pharmaceuticals	310,213
	Professional Services – 2.1%
3,100	Persol Holdings Co Ltd, (2)	59,545

Nuveen Winslow International Large Cap Fund (continued)
Portfolio of Investments    October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	Professional Services (continued)
825	Wolters Kluwer NV, (2)	$60,764
	Total Professional Services	120,309
	Real Estate Management & Development – 1.2%
8,350	Aroundtown SA, (2)	70,579
	Road & Rail – 1.8%
1,200	West Japan Railway Co, (2)	104,268
	Semiconductors & Semiconductor Equipment – 1.7%
500	Tokyo Electron Ltd, (2)	101,299
	Software – 5.0%
550	Check Point Software Technologies Ltd, (3)	61,825
140	Constellation Software Inc/Canada	138,271
580	Nice Ltd, (2)	91,489
	Total Software	291,585
	Technology Hardware, Storage & Peripherals – 0.8%
2,600	Brother Industries Ltd, (2)	48,864
	Textiles, Apparel & Luxury Goods – 2.1%
395	adidas AG	121,964
	Wireless Telecommunication Services – 1.1%
1,680	SoftBank Group Corp, (2)	64,624
	Total Long-Term Investments (cost $4,983,448)	5,713,304

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.8%
	REPURCHASE AGREEMENTS – 1.8%
$102	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/19, repurchase price $102,143, collateralized by $95,000 U.S. Treasury Notes, 3.125%, due 11/15/28, value $107,004	0.650%	11/01/19	$102,141
	Total Short-Term Investments (cost $102,141)			102,141
	Total Investments (cost $5,085,589) – 100.1%			5,815,445
	Other Assets Less Liabilities – (0.1)%			(4,637)
	Net Assets – 100%			$5,810,808

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$681,599	$5,031,705	$ —	$5,713,304
Short-Term Investments:
Repurchase Agreements	—	102,141	—	102,141
Total	$681,599	$5,133,846	$ —	$5,815,445

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.